UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                    DATE OF REPORTING PERIOD: APRIL 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

(ABERDEEN LOGO)
ABERDEEN EMERGING MARKETS FUND
SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                                                  INVESTMENT ADVISER:
                                                  ABERDEEN ASSET MANAGEMENT INC.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

                               TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    5
Statement of Assets and Liabilities .......................................    9
Statement of Operations ...................................................   10
Statement of Changes in Net Assets ........................................   11
Financial Highlights ......................................................   12
Notes to Financial Statements .............................................   13
Disclosure of Fund Expenses ...............................................   21

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

Dear Valued Shareholder:

ECONOMIC AND MARKET CONDITIONS

Emerging stock markets fell in volatile trading during the six months under review, amid the credit market implosion and deteriorating global economic prospects. Although regional equities rallied twice after the U.S. Federal Reserve eased interest rates, each rebound was short-lived, as the sub-prime fallout turned into a worldwide financial crisis. Prominent financial institutions were forced to write down billions of dollars and credit markets almost ceased functioning, leading to a rapid re-pricing of risk across asset classes. This malaise continued until late in the reporting period, when sentiment recovered on hopes that the worst was over with the Federal Reserve orchestrated bail-out and sale of broker-dealer Bear Stearns.

The broad decline in emerging equity markets contrasted with the region's relatively healthy economic expansion, spearheaded by Brazil, Russia, India and China -known colloquially as the BRIC group of economies. Elsewhere, Argentina benefited from higher commodity prices; in Mexico, where the bulk of exports go to the U.S., the economy remained surprisingly robust. Although escalating oil prices threatened to stall economic expansion, the healthy fiscal finances of most developing countries afforded governments the option of increasing expenditure to boost growth.

Policy decisions have been made harder by the inflationary pressures that intensified over the half-year period. A combination of poor harvests, reduced acreage and sustained demand saw prices for food staples soar. The supply squeeze saw energy prices also vault higher, with oil prices hitting new peaks towards the end of the review period. The situation was exacerbated by the increasing investment in these physical assets. Most countries tried increasing subsidies, but this approach is proving unsustainable, given the strain on national budgets. At the same time gradual currency appreciation has been preferred to interest rate hikes.

FUND PERFORMANCE REVIEW

Over the six-month period, the fund declined by 5.34% in U.S. dollar terms, compared with the benchmark MSCI Emerging Markets Index's fall of 10.17%, resulting in an outperformance of 4.83%. Against a deteriorating backdrop, the fund's relative outperformance highlights the quality of our holdings and the defensiveness of their earnings. This was particularly the case in India and Hungary, where our

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

holdings held up better as markets corrected sharply. In Taiwan, Fubon Financial was one of the best-performing stocks in the portfolio, on optimism that the Kuomintang party's landslide victory in parliamentary elections will lead to an easing of curbs on investment in China. Our overweight to Mexico contributed positively, as FEMSA and Soriana delivered solid fourth-quarter earnings and the outlook for the domestic consumer strengthened. In Korea, better-than-expected numbers from our holding, Samsung Electronics, helped drive the stock higher in an otherwise weak market. While in the energy sector, both Lukoil and Tenaris performed strongly on earnings upgrades.

Not all our stocks held up well in this environment. The fund's Turkish bank holding, Akbank, was one of the weakest performers, dragged down by domestic economic and political concerns, exacerbated by a lawsuit to ban the governing Justice and Development Party (AKP). Our South African domestic consumption stocks, Massmart and Truworths, suffered as investors fretted that high inflation and interest rates would reduce consumption. In addition, our underweight to Russia, which has held up well in the recent market falls, also cost the fund in relative performance. Despite the falls in these stocks' share prices we remain comfortable with the long-term quality of our holdings.

In portfolio activity, some of the more significant changes over the period included the introduction of Argentine steel-pipe maker Tenaris, on upbeat prospects amid an investment boom by oil producers and on compelling valuations. We also topped up Indonesian conglomerate Astra International, Philippine property developer Ayala Land and energy company PetroChina on weakness. Conversely, we trimmed Mexican brewing giant Femsa, and two Brazilian stocks, mining firm Vale and oil company Petrobras, after their strong performances, while selling off Chinese toll-road operator Zhejiang Expressway, which appeared expensive relative to other investment opportunities elsewhere.

FUTURE STRATEGY

As bottom-up stock pickers, our global allocation strategy is a function of where we can find good quality companies which are attractively valued.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

To this end, we have maintained our overweight to Mexico, Hong Kong and India, while remaining underweight in China, Russia and Korea. Our views on these countries and the stock opportunities have been covered in previous strategy comments and have not changed.

By sector we maintain our underweight in cyclical/export dependent companies, favouring instead companies that are benefiting from domestic consumption - this has helped relative performance.

- Underweight cyclicals - We remain wary of the boom/bust nature of cyclical stocks. We favour companies with healthy balance sheets and good cashflow generation, and few cyclical stocks meet these requirements.

- Overweight financials - We see financials as domestic consumption plays through which we can capitalise on the rise of the middle classes in emerging market countries, particularly given a background of low financial product penetration.

- Overweight consumer (discretionary and staples) - We continue to like consumer-focused companies. This is based on our optimism about the potential for domestic demand growth in emerging markets, given their young, growing populations, and our conviction in the quality of our consumer holdings.

OUTLOOK

Emerging equities have rallied since March as investors reacted positively to the apparent easing credit crisis. Yet markets still face considerable challenges. In the developing world, economic growth to date remains robust, but rising inflation in the form of higher food and oil prices poses a significant problem to policymakers and is eating into corporate margins. Governments are using subsidies, price controls and in some cases interest rates to curb inflation. But in many countries, real interest rates are negative, which erodes savings and potentially ratchets up wage expectations. The longer this continues, the more policy will have to be tightened eventually and the greater the risk to future economic growth.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

In addition, consensus earnings forecasts for emerging markets in 2008 remain too high given decelerating economic growth and rising cost pressures. As such valuations while reasonable are not yet compelling. Against this backdrop we expect markets to remain volatile and as such we remain cautious, though a correction in equity markets would provide an opportunity to buy into what remains a fundamentally sound long-term investment case.

Respectfully,


/s/ Devan Kaloo
Devan Kaloo
Head of Global Emerging Markets

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

The MSCI EMF (EMERGING MARKETS FREE) INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of April 2008 the MSCI EMF Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Financials                   28.9%
Energy                       13.0%
Consumer Staples             13.0%
Information Technology       12.1%
Consumer Discretionary       10.5%
Materials                     7.8%
Health Care                   5.9%
Telecommunication Services    4.2%
Short-Term Investment         3.3%
Industrials                   1.3%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 80.0%

                                                          SHARES        VALUE
                                                        ---------   ------------
ARGENTINA -- 1.8%
   Tenaris ADR ......................................      83,000   $  4,399,830
                                                                    ------------
BRAZIL -- 3.4%
   Lojas Renner .....................................     205,000      4,789,501
   Souza Cruz .......................................     127,000      3,576,173
                                                                    ------------
                                                                       8,365,674
                                                                    ------------
CHILE -- 2.0%
   Banco Santander Chile ADR ........................      95,000      4,989,400
                                                                    ------------
CHINA -- 6.4%
   China Mobile .....................................     490,000      8,431,690
   PetroChina, Cl H .................................   5,100,000      7,591,331
                                                                    ------------
                                                                      16,023,021
                                                                    ------------
CZECH REPUBLIC -- 1.8%
   Erste Bank der Oesterreichischen Sparkassen ......      60,000      4,410,180
                                                                    ------------
HONG KONG -- 4.5%
   Hang Lung Group ..................................     900,000      4,844,670
   Swire Pacific, Cl A ..............................      95,000      1,111,143
   Swire Pacific, Cl B ..............................   2,240,000      5,248,540
                                                                    ------------
                                                                      11,204,353
                                                                    ------------
HUNGARY -- 2.7%
   Danubius Hotel and Spa* ..........................       2,039         92,176
   Richter Gedeon GDR ...............................      31,000      6,587,500
                                                                    ------------
                                                                       6,679,676
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
INDIA -- 12.1%
   GlaxoSmithKline Pharmaceuticals ..................     137,657   $  3,712,892
   Grasim Industries ................................      67,630      4,021,761
   Grasim Industries GDR (A) ........................       3,000        183,600
   Hero Honda Motors ................................     229,315      4,828,997
   Housing Development Finance ......................      95,000      6,577,646
   ICICI Bank .......................................     195,855      4,259,992
   ICICI Bank ADR ...................................       2,200         98,098
   Satyam Computer Services .........................     555,000      6,623,906
                                                                    ------------
                                                                      30,306,892
                                                                    ------------
INDONESIA -- 1.6%
   Astra International ..............................   1,863,000      4,042,530
                                                                    ------------
ISRAEL -- 3.1%
   Check Point Software Technologies* ...............     140,000      3,306,800
   Teva Pharmaceutical Industries ADR ...............      93,000      4,350,540
                                                                    ------------
                                                                       7,657,340
                                                                    ------------
MALAYSIA -- 3.2%
   Bumiputra-Commerce Holdings ......................     900,000      2,835,656
   Public Bank ......................................   1,445,000      5,216,276
                                                                    ------------
                                                                       8,051,932
                                                                    ------------
MEXICO -- 10.0%
   Consorcio ARA ....................................   2,738,000      2,871,800
   Fomento Economico Mexicano ADR ...................     169,000      7,343,050
   Grupo Aeroportuario del Sureste ADR ..............      58,000      3,249,740
   Grupo Financiero Banorte, Cl O ...................   1,344,000      5,934,745
   Organizacion Soriana, Cl B .......................   1,745,000      5,657,211
                                                                    ------------
                                                                      25,056,546
                                                                    ------------
PHILIPPINES -- 1.7%
   Ayala Land .......................................   9,700,000      2,252,607
   Bank of the Philippine Islands ...................   1,715,000      2,031,990
                                                                    ------------
                                                                       4,284,597
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
RUSSIA -- 2.8%
   LUKOIL ADR .......................................      78,000   $  7,026,600
                                                                    ------------
SOUTH AFRICA -- 4.7%
   Massmart Holdings ................................     745,000      6,986,011
   Truworths International ..........................   1,426,000      4,838,447
                                                                    ------------
                                                                      11,824,458
                                                                    ------------
SOUTH KOREA -- 3.4%
   Daegu Bank .......................................     155,190      2,460,140
   Pusan Bank .......................................     190,460      3,066,729
   Shinsegae ........................................       4,525      2,932,453
                                                                    ------------
                                                                       8,459,322
                                                                    ------------
TAIWAN -- 5.5%
   Fubon Financial Holding ..........................   3,039,000      3,624,037
   Taiwan Mobile ....................................   1,064,062      2,027,451
   Taiwan Semiconductor Manufacturing ...............   3,700,014      8,107,455
                                                                    ------------
                                                                      13,758,943
                                                                    ------------
THAILAND -- 4.3%
   PTT Exploration & Production .....................     960,000      5,027,923
   Siam Cement ......................................     840,000      5,724,562
                                                                    ------------
                                                                      10,752,485
                                                                    ------------
TURKEY -- 5.0%
   Akbank ...........................................   1,073,000      5,598,187
   Aksigorta ........................................     131,000        657,775
   BIM Birlesik Magazalar ...........................      40,000      3,640,358
   Migros Turk ......................................     153,000      2,472,781
                                                                    ------------
                                                                      12,369,101
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $179,196,517) ...........................                199,662,880
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

PREFERRED STOCK -- 17.0%

                                                          SHARES        VALUE
                                                        ---------   ------------
BRAZIL -- 11.9%
   Banco Bradesco ADR ...............................     319,500   $  7,214,310
   Cia Vale do Rio Doce ADR .........................     305,000      9,711,200
   Petroleo Brasileiro ADR, Cl A ....................      85,184      8,612,102
   Ultrapar Participacoes ...........................     119,000      4,269,537
                                                                    ------------
                                                                      29,807,149
                                                                    ------------
SOUTH KOREA -- 5.1%
   Hyundai Motor ....................................      12,000        431,306
   Samsung Electronics ..............................      23,760     12,223,490
                                                                    ------------
                                                                      12,654,796
                                                                    ------------
   TOTAL PREFERRED STOCK
      (Cost $28,752,836) .........................                    42,461,945
                                                                    ------------
SHORT-TERM INVESTMENT 3.3% .......................
   Northern Institutional, Diversified
      Assets Portfolio 2.360% (B)
      (Cost $8,304,819) ..........................      8,304,819      8,304,819
                                                                    ------------
   TOTAL INVESTMENTS -- 100.3%
      (Cost $216,254,172) ........................                  $250,429,644
                                                                    ============

     PERCENTAGES ARE BASED ON NET ASSETS OF $249,719,512.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THE SECURITY WAS $183,600 AND REPRESENTED 0.1% OF NET ASSETS.

(B)  THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2008.

ADR  AMERICAN DEPOSITARY RECEIPT

 CL  CLASS

GDR  GLOBAL DEPOSITARY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at value (Cost $216,254,172) ......................   $ 250,429,644
Foreign Currency, at value (Cost $256,154) .....................         252,096
Dividends and Interest Receivable ..............................         501,133
Prepaid Expenses ...............................................          25,037
                                                                   -------------
   TOTAL ASSETS ........................................... ....     251,207,910
                                                                   -------------
LIABILITIES:
Payable for Investment Securities Purchased ....................         936,815
Accrued Foreign Capital Gains Tax on Appreciated Securities              285,497
Payable due to Investment Adviser ..............................         131,838
Payable due to Administrator ...................................          19,596
Chief Compliance Officer Fees Payable ..........................           4,701
Payable due to Trustees ........................................           1,981
Other Accrued Expenses and Other Payables ......................         107,970
                                                                   -------------
   TOTAL LIABILITIES ...........................................       1,488,398
                                                                   -------------
NET ASSETS .....................................................   $ 249,719,512
                                                                   =============

NET ASSETS CONSIST OF:

Paid-in Capital ................................................   $ 211,053,360
Distributions in Excess of Net Investment Income ...............      (1,852,951)
Accumulated Net Realized Gain on Investments and Foreign
   Currency and Translation of Other Assets and Liabilities
   Denominated in Foreign Currencies ...........................       6,633,185
Net Unrealized Appreciation on Investments .....................      34,175,472
Accumulated Foreign Capital Gains Tax on Appreciated
   Securities ..................................................        (285,497)
Net Unrealized Depreciation on Foreign Currency and
   Translation of Other Assets and Liabilities Denominated
   in Foreign Currencies .......................................          (4,057)
                                                                   -------------
NET ASSETS .....................................................   $ 249,719,512
                                                                   =============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest (unlimited
   authorization - no par value) ...............................      21,412,506
NET ASSET VALUE, Offering and Redemption Price Per Share .......   $       11.66
                                                                   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND FOR THE
                                                      SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends ......................................................   $  2,849,428
Interest .......................................................        135,779
Less: Foreign Taxes Withheld ...................................       (268,251)
                                                                   ------------
   TOTAL INVESTMENT INCOME .....................................      2,716,956
                                                                   ------------
EXPENSES:
Investment Advisory Fees .......................................      1,002,063
Administration Fees ............................................        111,339
Chief Compliance Officer Fees ..................................          4,160
Trustees' Fees .................................................          2,664
Custodian Fees .................................................         97,135
Transfer Agent Fees ............................................         30,539
Audit Fees .....................................................         10,039
Legal Fees .....................................................         18,910
Printing Fees ..................................................          9,497
Registration and Filing Fees ...................................         11,816
Other Expenses .................................................         12,135
                                                                   ------------
   TOTAL EXPENSES ..............................................      1,310,297
Less:
   Waiver of Investment Advisory Fees ..........................       (252,131)
   Fees Paid Indirectly -- Note 4 ..............................           (373)
                                                                   ------------
   NET EXPENSES ................................................      1,057,793
                                                                   ------------
NET INVESTMENT INCOME ..........................................      1,659,163
                                                                   ------------
NET REALIZED GAIN (LOSS) ON:
   Investments .................................................      6,690,920
   Foreign Currency Transactions ...............................        (55,496)
                                                                   ------------
NET REALIZED GAIN ..............................................      6,635,424
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .................................................    (19,347,603)
   Foreign Capital Gains Tax on Appreciated Securities .........        260,190
   Foreign Currency Transactions ...............................           (722)
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ...........    (19,088,135)
                                                                   ------------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ......    (12,452,711)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(10,793,548)
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS        PERIOD
                                                                         ENDED            ENDED
                                                                     APRIL 30, 2008    OCTOBER 31,
                                                                       (UNAUDITED)        2007*
                                                                     --------------   ------------
OPERATIONS:
   Net Investment Income .........................................    $  1,659,163    $    790,007
   Net Realized Gain on Investments and
      Foreign Currency Transactions ..............................       6,635,424       2,212,260
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments, Foreign Capital Gains Tax on
      Appreciated Securities and Foreign Currency Transactions ...     (19,088,135)     35,834,601
                                                                      ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ............................................     (10,793,548)     38,836,868
                                                                      ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income .........................................      (4,196,688)             --
   Net Realized Gains ............................................      (2,319,932)             --
                                                                      ------------    ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .............      (6,516,620)             --
                                                                      ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................................      49,944,940     119,148,780
   Reinvested ....................................................       6,337,930              --
   Redeemed ......................................................     (16,939,283)     (5,300,130)
   Issued in Connection with In-kind Transfer ....................              --      75,000,575
                                                                      ------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS ...............................................      39,343,587     188,849,225
                                                                      ------------    ------------
   TOTAL INCREASE IN NET ASSETS ..................................      22,033,419     227,686,093
                                                                      ------------    ------------
NET ASSETS:
   Beginning of Period ...........................................     227,686,093              --
                                                                      ------------    ------------
   End of Period (Including Undistributed (Distributions in
      Excess of) Net Investment Income of
      (1,852,951) and $684,574, respectively) ....................    $249,719,512    $227,686,093
                                                                      ============    ============
SHARE TRANSACTIONS:
   Issued ........................................................       4,450,165      18,463,539
   Reinvested ....................................................         543,673              --
   Redeemed ......................................................      (1,550,918)       (493,953)
                                                                      ------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................................       3,442,920      17,969,586
                                                                      ============    ============

*    THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND

FINANCIAL HIGHLIGHTS

                                                         SELECTED PER SHARE DATA & RATIOS FOR A SHARE
                                                             OUTSTANDING THROUGHOUT THE PERIOD
                                                         --------------------------------------------
                                                                SIX MONTHS
                                                                   ENDED       PERIOD ENDED
                                                              APRIL 30, 2008    OCTOBER 31,
                                                                (UNAUDITED)        2007*
                                                              --------------   ------------
Net Asset Value, Beginning of Period ......................    $  12.67        $  10.00
                                                               --------         -------
Income from Investment Operations:
Net Investment Income(1) ..................................        0.08            0.07
Net Realized and Unrealized Gain (Loss) ...................       (0.76)           2.60
                                                               --------        --------
   Total from Investment Operations .......................       (0.68)           2.67
                                                               --------        --------
Dividends and Distributions to Shareholders:
   Net Investment Income ..................................       (0.21)             --
   Net Realized Gains .....................................       (0.12)             --
                                                               --------        --------
   Total Dividends and Distributions to Shareholders ......       (0.33)             --
                                                               --------        --------
Net Asset Value, End of Period ............................    $  11.66        $  12.67
                                                               ========        ========
TOTAL RETURN+ .............................................       (5.34)%         26.70%
                                                               ========        ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................    $249,720        $227,686
Ratio of Expenses to Average Net Assets ...................        0.95%**         0.95%**(2)
Ratio of Expenses to Average Net Assets (excluding
   Waivers) ...............................................        1.18%**         1.26%**
Ratio of Net Investment Income to Average Net Assets ......        1.49%**         1.29%**
Portfolio Turnover Rate ...................................           6%***           4%***

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE EQUAL TO THE RATIO PRESENTED.

*    THE FUND COMMENCED OPERATIONS ON MAY 11, 2007.

**   ANNUALIZED.

***  NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER, WHERE APPLICABLE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED A PORTION OF ITS FEE DURING THE PERIOD.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with twenty-six funds. The financial statements herein are those of the Aberdeen Emerging Markets Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. The Fund invests primarily in common stocks of emerging country issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund commenced operations on May 11, 2007 and offers Institutional Class shares.

2.SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and could have a material impact to the Fund.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

     approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

     the determination whether a Committee meeting should be called based on the information provided.

     The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the Fund's Administrator and can request that a meeting of the Committee be held.

     If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

     As of April 30, 2008, there were no securities valued in accordance with the Fair Value Procedures.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

     losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2008, there were no open forward foreign currency exchange contracts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3.TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.10% on the first $250 million of the Fund's average daily net assets 0.09% on the next $250 million of the Fund's average daily net assets 0.085% on the Fund's average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000. There is also a minimum annual administration fee of $15,000 per additional class.

DST Systems, Inc. serves as transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which are used to offset transfer agent expenses. During the six months ended April 30, 2008, the Fund earned credits of $373. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

The Northern Trust Company acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the fund of which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Aberdeen Asset Management Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Institutional shares of the Fund to 0.95% until April 16, 2010.

Sub-advisory services are provided to the Fund pursuant to agreements between the Adviser and Aberdeen Asset Management Investment Services Ltd. and Aberdeen Asset Management Asia Limited (the "sub-advisers"). Under the terms of the sub-advisory agreements, the Adviser compensates the sub-advisers out of its advisory fee.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2008, the Fund made purchases of $52,598,114 and sales of $13,645,472 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital as appropriate, in the period that the difference arises.

There were no dividends or distributions declared during the fiscal period ended October 31, 2007.

As of October 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income           $ 4,528,546
Undistributed Long-Term Capital Gains     1,984,783
Unrealized Appreciation                  49,462,991
                                        -----------
Total Distributable Earnings            $55,976,320
                                        ===========

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2007, the Fund had no outstanding capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding accumulated foreign capital gains tax on appreciated securities and foreign currency) by the Fund at April 30, 2008, were as follows:

                 AGGREGATE      AGGREGATE
                   GROSS          GROSS
   FEDERAL      UNREALIZED     UNREALIZED    NET UNREALIZED
  TAX COST     APPRECIATION   DEPRECIATION    APPRECIATION
------------   ------------   ------------   --------------
$216,254,172    $41,386,214   $(7,210,742)     $34,175,472

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

8. CONCENTRATION OF RISKS:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

At April 30, 2008, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At April 30, 2008, 18% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder is comprised of omnibus accounts that are held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax free basis on the date of the transaction. The details of the in-kind transfer were as follows:

Transaction date:             05/14/07
Shares issued:               7,500,058
Value:                     $75,000,575
Unrealized appreciation:   $17,139,452

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                               MARKETS FUND
                                                               APRIL 30, 2008

11. RECENT ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND II                    ABERDEEN EMERGING
                                                      MARKETS FUND
                                                      APRIL 30, 2008 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- CONCLUDED

                               BEGINNING                      ANNUALIZED
                                ACCOUNT      ENDING ACCOUNT     EXPENSE     EXPENSES PAID
                             VALUE 11/1/07    VALUE 4/30/08     RATIOS     DURING PERIOD*
                             -------------   --------------   ----------   --------------
ABERDEEN EMERGING MARKETS FUND -- INSTITUTIONAL CLASS SHARES
ACTUAL FUND RETURN             $1,000.00        $  946.60        0.95%          $4.60
HYPOTHETICAL 5% RETURN         $1,000.00        $1,020.14        0.95%          $4.77

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                                      NOTES

                                      NOTES

                         ABERDEEN EMERGING MARKETS FUND
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-392-2626

                                    ADVISER:
                         Aberdeen Asset Management Inc.
                          1735 Market St., 37th Floor
                             Philadelphia, PA 19103

                                  SUB-ADVISERS:
               Aberdeen Asset Management Investment Services Ltd.
                               One Bow Churchyard
                            London, England EC4M 9HH

                     Aberdeen Asset Management Asia Limited
                                21 Church Street
                            #01-01 Capital Square Two
                                Singapore 049480

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                                 Fund described.




AAM-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)*                     /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date: July 3, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date: July 3, 2008


By (Signature and Title)*                     /s/ Michael Lawson
                                              ----------------------------------
                                              Michael Lawson, Controller and CFO

Date: July 3, 2008
* Print the name and title of each signing officer under his or her signature.